Restricted Net Assets (Details Narrative) - CNY (¥) ¥ in Millions	Jun. 30, 2025	Dec. 31, 2024
Receivables [Abstract]
Statutory surplus annual rate	10.00%	10.00%
Restricted portion amounted	¥ 431.8	¥ 370.5